                                                      1933 Act File No. 33-31072
                                                      1940 Act File No. 811-5876

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                           Pre-Effective Amendment No.                       / /

                         Post-Effective Amendment No. 24                     /X/

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT         /X/
                                     OF 1940

                                 Amendment No.24                             /X/

                          LORD ABBETT SERIES FUND, INC.
                          -----------------------------
                Exact Name of Registrant as Specified in Charter

              90 Hudson Street, Jersey City, New Jersey 07302-3973
              ----------------------------------------------------
                      Address of Principal Executive Office

                  Registrant's Telephone Number (201) 395-2000
                  --------------------------------------------

           Christina T. Simmons, Vice President & Assistant Secretary
              90 Hudson Street, Jersey City, New Jersey 07302-3973
              ----------------------------------------------------
                      Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)

/ /  on (date) pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a) (1)

/ /  on (date) pursuant to paragraph (a) (1)

/X/  75 days after filing pursuant to paragraph (a) (2)

/ /  on (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 24 (the "Amendment") to Lord Abbett Series Fund, Inc.'s (the "Registrant") Registration Statement relates to the addition of the Large-Cap Core Portfolio, Class VC, only. The other Series and classes of shares of the Registrant are offered by the Prospectuses and Statements of Additional Information as described in Post-Effective Amendment No. 23.

  THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE
   SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR DOES IT SEEK AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE
                         OFFER OR SALE IS NOT PERMITTED.


[LORD ABBETT LOGO]

  LORD ABBETT
  SERIES FUND -

    LARGE-CAP CORE
    PORTFOLIO

                                                                       APRIL 15,
                                                                         2005


                                                                      PROSPECTUS


  SERVES AS AN UNDERLYING INVESTMENT VEHICLE FOR VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES.

  AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                    THE FUND

                      What you should    Goal                                      2
                  know about the Fund    Principal Strategy                        2
                                         Main Risks                                3
                                         Performance                               4
                                         Fees and Expenses                         4
                                         Additional Investment Information         6
                                         Management                                9

                                 YOUR INVESTMENT

                      Information for    Purchases and Redemptions                 11
                             managing    Conflicts of Interest                     15
                            your Fund    Distributions and Taxes                   15
                              account    Services Arrangements                     16

                             ADDITIONAL INFORMATION

                    How to learn more    Back Cover
                   about the Fund and
                    other Lord Abbett
                                Funds

                                    THE FUND

GOAL


     The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.


PRINCIPAL STRATEGY


     To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of LARGE, SEASONED, U.S. and MULTINATIONAL COMPANIES with market capitalizations of at least $5 billion at the time of purchase. This market capitalization threshold may vary in response to changes in the markets. The Fund will provide shareholders with at least 60 days notice of any change in this policy. Equity securities in which the Fund may invest include common stocks (including income-producing stocks), convertible bonds, convertible preferred stocks, warrants, and similar instruments. Common stocks, the most familar type of equity security, represent an ownership interest in a company.

     The Fund invests in the full spectrum of large companies including those with VALUE or GROWTH characteristics. In selecting investments, the Fund uses a BOTTOM-UP INVESTMENT RESEARCH approach that combines both value and growth investment styles. The Fund attempts to identify individual stocks that are attractively priced and present strong long-term investment opportunities based on fundamental research and company characteristics. The Fund focuses on securities that are selling at reasonable prices in relation to our assessment of their potential value, and on securities that we believe have expected earnings growth potential and consistency that may not be recognized by the market at large.

     We generally sell a stock when we think it no longer offers significant capital appreciation potential due to an elevated valuation or has reached our valuation target, its

[SIDENOTE]

--------------------------------------------------------------------------------
WE OR THE FUND OR LARGE-CAP CORE PORTFOLIO refers to Large-Cap Core Portfolio, a portfolio or series of Lord Abbett Series Fund, Inc. (the "Company").

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

MULTINATIONAL COMPANIES are those companies that conduct their business operations and activities in more than one country.

VALUE STOCKS are stocks of companies that we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

LARGE COMPANIES are established companies that are considered "known quantities." Large companies often have the resources to weather economic shifts, although they can be slower to innovate than smaller companies.

SEASONED COMPANIES are usually established companies whose securities have gained a reputation for quality with the investing public and enjoy liquidity in the market.

                                                        LARGE-CAP CORE PORTFOLIO

     fundamentals are falling short of our expectations, or it seems less likely to benefit from the current market and economic environment.


MAIN RISKS


     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small-company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

[SIDENOTE]

--------------------------------------------------------------------------------
A BOTTOM-UP INVESTMENT RESEARCH approach is based on in-depth analysis of a company's financial statements, business strategy, management competence, and overall industry trends, among other factors. Companies might be identified from investment research analysis or personal knowledge of their products and services.

GROWTH STOCKS generally exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level. They tend to be more volatile than slower-growing value stocks.

                                                        LARGE-CAP CORE PORTFOLIO


PERFORMANCE

     The Fund does not show any performance because it has not completed a full calendar year of operations.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

     The purpose of the fee table below is to help variable contract owners investing in the Fund to understand the various Fund expenses. The fee table, including the example below, shows only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this fee table. If such fees and expenses were reflected in the table, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

================================================================================
Fee Table
--------------------------------------------------------------------------------


SHAREHOLDER FEES (Fees paid directly from your investment)
Maximum Sales Charge on Purchases
(as a % of offering price)                                                N/A
Maximum Deferred Sales Charge                                             N/A
ANNUAL FUND OPERATING EXPENSES
(Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")                                         --
Other Expenses(1)(2)                                                       --
Total Annual Fund Operating Expenses(1)                                    --
Expense Reimbursement(1)(2)                                                --
Net Expenses(1)(2)                                                         --


(1) These amounts have been restated based on estimates for the current fiscal year.


(2) For the year ending December 31, 2005, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of ___ of its average daily net assets.


[SIDENOTE]

--------------------------------------------------------------------------------
OTHER EXPENSES include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain insurance companies for providing recordkeeping or other administrative services in connection with investments in the Fund.

                                                        LARGE-CAP CORE PORTFOLIO


================================================================================
EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. The example does not reflect variable contract expenses, fees, and charges. If these expenses, fees, and charges were included, your costs would be higher. Based on these assumptions your costs would be:


                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
Class VC Shares      $  --       $  --      $  --      $  --

ADDITIONAL INVESTMENT INFORMATION

     This section describes some of the investment techniques that might be used by the Fund and some of the risks associated with those techniques.

     ADJUSTING INVESTMENT EXPOSURE. The Fund will be subject to the risks associated with investments. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political, and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices, and other factors. For example, the Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivatives and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed, and could produce disproportionate gains or losses.

     CONVERTIBLE SECURITIES. The Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

     DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks. Although the Fund may not invest more than 10% of its net assets in foreign securities, ADRs are not subject to this limitation.


     FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may pose greater risks than domestic securities. Foreign markets and the securities traded in them may not be subject to the same degree of regulation as U.S. markets. As a result, there may be less information publicly available about foreign companies than most U.S. companies. Securities clearance, settlement procedures, and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls.


     LISTED OPTIONS ON SECURITIES. The Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). A "call option" is a contract sold for a price giving its holder the right to buy a specific number of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time an option is written.

     RISKS OF OPTIONS. Fund transactions in options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Fund's assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

     TEMPORARY DEFENSIVE INVESTMENTS. At times the Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political, or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.

     INFORMATION ON PORTFOLIO HOLDINGS. When available, the Fund's Annual and Semi-Annual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission ("SEC"), contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the SEC on Form N-Q for its first and third fiscal quarters.

     In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available Fund portfolio commentaries or fact sheets containing a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, among other things, and/or portfolio attribution information within thirty days following the end of each calendar quarter for which such information is made available. This information will remain available until the schedule, commentary, fact sheet, or performance attribution information for the next quarter is publicly available. You may view this information for the most recently ended calendar quarter or month at www.LordAbbett.com or request a copy at no charge by calling Lord Abbett at 800-821-5129.

     For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies - Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.


MANAGEMENT


     BOARD OF DIRECTORS. The Board of Directors of the Fund oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. More than 75 percent of the Board members are independent of Lord Abbett.

     INVESTMENT ADVISER. The Fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $93 billion in more than 50 mutual fund portfolios and other advisory accounts as of December 31, 2004.

     Lord Abbett is entitled to an annual management fee of ___ of 1% based on the Fund's average daily net assets. The fee is calculated daily and payable monthly.

     In addition, Lord Abbett provides certain administrative services to the Fund for a fee at an annual rate of .04 of 1% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of ___ of 1% of its average daily net assets.

     INVESTMENT MANAGERS. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. The senior members of the team are Robert G. Morris and Paul J. Volovich. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Morris has been in the investment business since 1971. Mr. Volovich, Director of Large-Cap Core Equity, joined Lord Abbett in 1997. Mr. Volovich has been in the investment business since 1995.

                                 YOUR INVESTMENT

PURCHASES AND REDEMPTIONS


     This Prospectus offers, at net asset value ("NAV"), one class of shares named Large-Cap Core Portfolio that is also referred to in this Prospectus as Class VC. These shares of the Fund are not offered directly to the public. Rather, these shares are currently offered only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. These insurance companies sell VARIABLE CONTRACTS that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares.

     We reserve the right to modify, restrict or reject any purchase order or exchange request if the Fund or LORD ABBETT DISTRIBUTOR LLC (the "Distributor") determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.


     NAV per share is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.


     In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or

[SIDENOTE]

VARIABLE CONTRACTS include variable annuity contracts and variable life insurance policies.

     system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

     Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the Fund's Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, or demand for a security (as reflected by its trading volume) is insufficient calling into question the reliability of the quoted price. The Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. A significant portion of the Fund's assets may be valued using fair value pricing.

     EXCESSIVE TRADING AND MARKET TIMING. The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. Excessive, short-term, or market timing trading practices may disrupt management of the Fund, raise its expenses, and harm long-term shareholders. Volatility resulting from excessive trading may cause the Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. The Fund may be forced to sell portfolio securities at disadvantageous times to raise cash to allow for such excessive trading. This, in turn, could increase tax, administrative, and other costs and adversely impact the Fund's performance.

     The Fund's Board of Directors has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. We have longstanding procedures in place to monitor the purchase, sale, and exchange activity in Fund shares by investors, FINANCIAL INTERMEDIARIES that place orders on behalf of their clients, and other agents. The procedures currently are designed to enable us to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, our knowledge of current market activity, and trading activity in multiple accounts under common ownership, control, or influence, among other factors. Lord Abbett has not adopted a particular rule-set for identifying undesirable trading activity, such as a specific number of transactions in Fund shares within a specified time period. However, Lord Abbett generally will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. We may modify these procedures from time to time.

     While we attempt to apply the efforts described above uniformly in all cases to detect excessive trading and market timing practices, there can be no assurance that

[SIDENOTE]

FINANCIAL INTERMEDIARIES include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

     we will identify all such practices or that some investors will not employ tactics designed to evade detection. In addition, although the Distributor encourages Financial Intermediaries to adhere to our policies and procedures when placing orders for their clients through omnibus accounts they maintain with the Fund, the Distributor's ability to monitor these trades and/or to implement the procedures may be severely limited.

     Omnibus account arrangements are commonly used means for broker-dealers and other Financial Intermediaries, such as recordkeepers, to hold Fund shares on behalf of investors. A substantial portion of the Fund's shares may be held through omnibus accounts. When shares are held through omnibus arrangements, (1) the Distributor may not have any or complete access to the underlying investor account information, and/or (2) the Financial Intermediaries may be unable to implement or support our procedures. In such cases, the Financial Intermediaries may be able to implement procedures or supply the Distributor with information that differs from that normally used by the Distributor. In such instances, the Distributor will seek to monitor the purchase and redemption activity through the overall omnibus account(s). If we identify activity that may be indicative of excessive short-term trading activity, we will notify the Financial Intermediary and request it to provide or review information on individual account transactions so that we or the Financial Intermediary may determine if any investors are engaged in excessive or short-term trading activity. If an investor is identified as engaging in undesirable trading activity, we will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the Financial Intermediary to do so. Such action may include actions, such as placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades on a manual basis, either indefinitely or for a period of time. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the excessive or short-term trading, we may consider whether to terminate the relationship.


CONFLICTS OF INTEREST

     As discussed above, shares offered by this Prospectus are currently available only to separate accounts of certain insurance companies that are unaffiliated with Lord Abbett. Although the Fund does not currently anticipate any disadvantages to policy owners because it offers its shares to such entities, there is a possibility that a material conflict may arise. The Board of Directors intends to monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Board of Directors may require one or more insurance company separate accounts to withdraw its investments in the Fund. If this occurs, the Fund may be forced to sell its securities at disadvantageous prices.

DISTRIBUTIONS AND TAXES


     The Fund expects to pay its shareholders dividends from its net investment income annually and expects to distribute any net capital gains annually as "capital gains distributions."


     The Fund intends to comply with the diversification requirements, contained in Section 817(h) of the Internal Revenue Code of 1986, as amended, and the Treasury regulations thereunder, that apply to investments by Variable Contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55% of the value of its total assets in the securities of a single issuer; more than 70% of the value of its total assets in the securities of any two issuers; more than 80% of the value of its total assets in the securities of any three issuers; or more than 90% of the value of its total assets in the securities of any four issuers. In the case of government securities, each U.S. Governmental agency or instrumentality is generally treated as a separate issuer. If the Fund fails to satisfy these diversification requirements on the last day of a quarter of a calendar year, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

     For information about the federal income tax treatment of distributions to the separate Variable Contract accounts that hold shares in the Fund, please refer to the prospectus provided by the insurance company for your Variable Contract.

     Because of the unique tax status of Variable Contracts, you should consult your tax adviser regarding treatment under the federal, state, and local tax rules that apply to you.

SERVICES ARRANGEMENTS


     Certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value of the Class VC Shares held in the insurance company's separate account to service and maintain Variable Contract owners' accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company; forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution, and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

     The Fund may also compensate certain insurance companies, third-party administrators, and other entities for providing recordkeeping, sub-transfer agency, and other administrative services to the Fund.

TO OBTAIN INFORMATION:             ADDITIONAL INFORMATION

BY TELEPHONE. Call the Fund at:      This Prospectus is intended for use in
888-522-2388                         connection with a Variable Contract
                                     Plan. More information on this Fund is
BY MAIL. Write to the Fund at:       or will be available free upon request,
The Lord Abbett Family of Funds      including:
90 Hudson Street
Jersey City, NJ 07302-3973           ANNUAL/SEMI-ANNUAL REPORT

VIA THE INTERNET.                    The Fund's Annual and Semi-Annual
LORD, ABBETT & CO. LLC               Reports contain more information about
www.LordAbbett.com                   the Fund's investments and performance.
                                     The Annual Report also includes details
Text only versions of Fund           about the market conditions and
documents can be viewed online       investment strategies that had a
or downloaded from the SEC:          significant effect on the Fund's
www.sec.gov.                         performance during the last fiscal year.

You can also obtain copies by
visiting the SEC's Public            STATEMENT OF ADDITIONAL INFORMATION ("SAI")
Reference Room in Washington,
DC (phone 202-942-8090) or by        Provides more details about the Fund and
sending your request and a           its policies. A current SAI is on file
duplicating fee to the SEC's         with the Securities and Exchange
Public Reference Section,            Commission ("SEC") and is incorporated
Washington, DC 20549-0102 or         by reference (is legally considered part
by sending your request              of this Prospectus).
electronically to
publicinfo@sec.gov.



[LORD ABBETT(R) LOGO]

  Lord Abbett Mutual Fund shares
       are distributed by:                 Lord Abbett Series Fund, Inc.
   LORD ABBETT DISTRIBUTOR LLC                 Large-Cap Core Portfolio               LASF-LCCP-1
        90 Hudson Street -                                                            (4/05)
Jersey City, New Jersey 07302-3973


                           SEC FILE NUMBERS: 811-5876

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION

                          LORD ABBETT SERIES FUND, INC.
                            LARGE-CAP CORE PORTFOLIO
                                (CLASS VC SHARES)

This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectus dated April 15, 2005 for Lord Abbett Series Fund, Inc. - Large-Cap Core Portfolio.

Shareholder account inquiries should be made by directly writing to the Lord Abbett Series Fund, Inc. or by calling 800-821-5129. The Annual Reports to Shareholders contain additional performance information and are available without charge, upon request by calling 888-522-2388.

               TABLE OF CONTENTS                                                 PAGE
               1.     Fund History                                                2
               2.     Investment Policies                                         2
               3.     Management of the Fund                                     13
               4      Control Persons and Principal Holders of Securities        20
               5.     Investment Advisory and Other Services                     20
               6.     Brokerage Allocations and Other Practices                  21
               7.     Classes of Shares                                          22
               8.     Purchases, Redemptions, and Pricing                        23
               9.     Taxation of the Fund                                       24
               10.    Underwriter                                                25
               11.    Performance                                                25
               12.    Financial Statements                                       26
       Appendix A.    Proxy Voting Policies and Procedures                       27
       Appendix B.    Corporate Bond Ratings                                     31

                                       1.
                                  FUND HISTORY

Lord Abbett Series Fund, Inc. (the "Company") was incorporated under Maryland law in 1989. The Company has 1,000,000,000 shares of authorized capital stock, $0.001 par value. The Company has eight funds, series, or portfolios (the "Funds"), one of which is described in this SAI: Large-Cap Core Portfolio (the "Fund"). The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). Large-Cap Core Portfolio is a separate class of the Company. The Fund's Prospectus and this SAI offer only Large-Cap Core Portfolio shares, which are also referred to as "Class VC shares."

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund's investment objective in the Prospectus cannot be changed without approval of a majority of the Fund's outstanding shares. The Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of the Fund's outstanding shares.

The Fund may not:

    (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law;

    (2) pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund's investment policies as permitted by applicable law);

    (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

    (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements, or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

    (5) buy or sell real estate (except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein), or commodities or commodity contracts (except to the extent the Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

    (6) with respect to 75% of the Fund's gross assets, buy securities of one issuer representing more than (i) 5% of the Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) own more than 10% of the voting securities of such issuer;

    (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

    (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Fund must comply on a continuous basis.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Directors (the "Board") without shareholder approval.

The Fund may not:

    (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

    (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, determined by Lord Abbett to be liquid, subject to the oversight of the Board;

    (3) invest in securities issued by other investment companies except to the extent permitted by applicable law;

    (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of its total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange or a foreign exchange);

    (5) invest in real estate limited partnership interests or interests in oil, gas, or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas, or other mineral exploration, or other development activities;

    (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

    (7) buy from or sell to any of the Company's officers, directors, employees, or its investment adviser or any of the adviser's officers, partners, or employees, any securities other than Company shares.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. The Fund has not completed its first fiscal year as of the date hereof.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. The following section provides further information on certain types of investments and investment techniques that may be used by the Fund, including their associated risks.

BORROWING MONEY. The Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If the Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

DEBT SECURITIES. Consistent with their respective investment objectives, the Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper, and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks. ADRs are not considered to be foreign securities for purposes of the Fund's limitation on investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS. In accordance with the Fund's investment objective and policies, the Fund may, but is not required to, engage in various types of foreign currency exchange transactions to seek to hedge against the risk of loss from changes in currency exchange rates. The Fund may employ a variety of investments and techniques, including spot and forward foreign exchange transactions, currency swaps, listed or OTC options on currencies, and currency futures and options on currency futures (collectively, "Foreign Exchange"). Currently, the Fund generally does not intend to hedge most currency risks.

Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets.

The Fund will not speculate in foreign exchange transactions. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund may, however, hedge a currency by entering into a foreign exchange transaction in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if Lord Abbett believes that (i) there is a high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be more cost-effective or provide greater liquidity than executing a similar hedging transaction in the currency being hedged.

Foreign Exchange transactions involve substantial risks. Although the Fund will use foreign exchange transactions to hedge against adverse currency movements, foreign exchange transactions involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses. Foreign exchange transactions may subject the Fund to the risk that the counterparty will be unable to honor its financial obligation to the Fund, and the risk that relatively small market movements may result in large changes in the value of a Foreign Exchange instrument. If the Fund cross-hedge, the Fund will face the risk that the foreign exchange instrument purchased will not correlate as expected with the position being hedged.

FOREIGN SECURITIES. The Fund may invest in foreign securities in accordance with its investment objectives and policies. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

    - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

    - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.
    - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
    - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.
    - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
    - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.
    - Foreign securities may trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.
    - With respect to certain foreign countries, there is a possibility of nationalization, expropriation, or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of or other assets of the Fund, and political or social instability or diplomatic developments that could affect investments in those countries.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although it has no current intention of doing so, the Fund may engage in futures and options on futures transactions in accordance with its investment objective and policies.

Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Fund may not purchase or sell futures contracts, options on futures contracts, or options on currencies traded on a CFTC-regulated exchange for non bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

    - While the Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.
    - Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.
    - The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. - Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund's net asset value.
    - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.
    - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

    - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES. Although it has no current intention of doing so, the Fund may seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays a good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when the Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.

Stock Index Futures Contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, the Fund has not entered into any stock futures contracts and has no present intention to do so.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

    -   Domestic and foreign securities that are not readily marketable.
    - Repurchase agreements and time deposits with a notice or demand period of more than seven days.
    - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of the Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies subject to limitations prescribed by the Act. These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on the Fund investing more than 5% of its total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the Fund and will be subject to substantially the same risks.

The Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. The Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

REITs. The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

LISTED OPTIONS ON SECURITIES. The Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices in accordance with its investment objective and policies. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, the Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). The Fund may also enter into "closing purchase transactions" in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If the Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. The Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund's net assets. The Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund's total assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund's portfolio securities, the Fund may incur losses. The use of options can also increase the Fund's transaction costs.

PREFERRED STOCK, WARRANTS AND RIGHTS. The Fund may invest in preferred stock, warrants, and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro-rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises ("U.S. Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. The Fund will attempt to minimize this risk by managing its duration. The Fund's reverse repurchase agreements will not exceed 20% of the Fund's net assets.

SECURITIES LENDING. The Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of the Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned. The Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of the Fund.

By lending portfolio securities, the Fund can increase income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

SHORT SALES. The Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. The Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectus, the Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position. These securities include:

    -   U.S. Government Securities.

    - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
    - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
    - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.
    -   Repurchase agreements.

U.S. GOVERNMENT SECURITIES. The Fund, in accordance with its investment objective and policies, may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds, and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury or U.S. Government sponsored enterprises.

         SECURITIES OF GOVERNMENT SPONSORED ENTERPRISES. The Fund may invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Federal Home Loan Banks ("FHLBanks"). Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development. Both Fannie Mae and Freddie Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions. Although Fannie Mae, Freddie Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the United States Government.

WHEN-ISSUED OR FORWARD TRANSACTIONS. The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Fund's portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Except as noted in the three instances below, the Fund does not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

      1. The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent auditors, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Fund. The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

      2. The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the calendar quarter-end within 15 days thereafter to certain Financial Intermediaries; and

      3. The Fund may provide its portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or as otherwise agreed to among the parties. In the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports periodically to the Board concerning them. The Board also reviews the Fund's policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund's portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett periodically evaluates whether there are any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. Lord Abbett personnel conduct meetings to review the policies and procedures described in this section and to determine compliance with these policies and procedures.

FUND'S PORTFOLIO INFORMATION RECIPIENTS
The following is a list of the third parties that may receive portfolio holdings information under the circumstances described above:

                                                           Fidelity Investment
ABN-AMRO Asset Management                                  Fifth Third Bank
ADP Retirement Services                                    First Mercantile Trust Co.
AG Edwards                                                 FleetBoston Financial Corp.
AIG SunAmerica                                             Franklin Templeton
Allstate Life Insurance Company                            Freedom One Investment Advisors
Alpha Investment Consulting Group LLC                      Frost Bank
American Express Retirement Services                       Fuji Investment Management Co., Ltd.
American United Life Insurance Company                     Fund Evaluation Group, Inc.
AMG                                                        Goldman Sachs
Amivest Capital Management                                 Great-West Life and Annuity Insuance Company
Amvescap Retirement                                        Greenwich Associates

AON Consulting                                             Hartford Life Insurance Company
Arnerich Massena & Associates, Inc.                        Hartland & Co.
Asset Performance Partners                                 Hewitt Investment Group
Asset Strategies Portfolio Services, Inc.                  Highland Consulting Associates, Inc.
AXA Financial, Inc.                                        Horace Mann Life Insurance Company
Bank of America Corporation                                HSBC
Bank of New York                                           ICMA Retirement Corp.
Bank of Oklahoma                                           ING
Bank One                                                   Intuit
Bear Stearns                                               INVESCO Retirement Services
Becker, Burke Associates                                   Invesmart
Bellwether Consulting                                      Investment Consulting Services, LLC
Berthel Schutter                                           Inviva
Brown Brothers Harriman                                    Jefferson National Life Insurance Company
Buck Consultants, Inc.                                     Jeffrey Slocum & Associates, Inc.
Callan Associates                                          JP Morgan Consulting
Cambridge Associates                                       JP Morgan Investment Management
Cambridge Financial Services                               LCG Associates, Inc.
Charles Schwab & Co                                        Legacy Strategic Asset Mgmt. Co.
Chicago Trust Company                                      Legg Mason
CIBC Oppenheimer                                           Lincoln Financial
Cigna Retirement and Investment Services                   LPL Financial Services
CitiStreet                                                 Manulife Financial
Clark Consulting                                           Marco Consulting Group
Columbia Trust Company                                     Marquette Associates, Inc.
Concord Advisory Group Ltd.                                MassMutual Financial Group
Consulting Services Group, LP                              McDonald
CRA Rogers Casey                                           Meketa Investment Group
Curcio Webb                                                Mellon Employee Benefit Solutions
D.A. Davidson                                              Mercer Investment Consulting
Dahab Assoc.                                               Merrill Lynch
Defined Contribution Advisors, Inc.                        MetLife
Delaware Investment Advisors                               MetLife Investors
DeMarche Assoc., Inc.                                      MFS Retirement Services, Inc.
DiMeo Schneider & Associates                               MFS/Sun Life Financial Distributors, Inc. (MFSLF)
Disabato Associates, Inc.                                  Midland National Life
EAI                                                        Milliman & Robertson Inc.
Edgewood Services, Inc.                                    Minnesota Life Insurance Company
Edward Jones                                               Monroe Vos Consulting Group, Inc.
Ennis, Knupp & Associates                                  Morgan Keegan
Federated Investment                                       MorganStanley
Morningstar Associates, Inc.                               UBS
National City Bank                                         UBS- Prime Consulting Group
Nationwide Financial                                       UMB
NCCI Holdings, Inc.                                        Union Bank of California
New England Pension Consultants                            US Bank
New York Life Investment Management                        USI Retirement
Nordstrom Pension Consulting (NPC)                         Valic
Oxford Associates                                          Victory Capital Management

Palmer & Cay Investment Services                           Wachovia
Paul L. Nelson & Associates                                Watson Wyatt Worldwide
Peirce Park Group                                          Welch Hornsby & Welch
Pension Consultants Inc.                                   Wellesley Group, Inc.
PFE Group                                                  Wells Fargo
PFPC, Inc.                                                 Wilshire Associates
Phoenix Life Insurance Company                             Wurts & Associates
Piper Jaffray                                              Wyatt Investment Consulting, Inc.
PNC Advisors                                               Yanni Partners
Portfolio Evaluations, Inc.                                Arnerich Massena & Associates, Inc.
Prime, Buchholz & Associates, Inc.                         Asset Performance Partners
Protective Life Corporation                                Becker, Burke Associates
Prudential Financial                                       Bell GlobeMedia Publishing Co.
Prudential Investments                                     Berthel Schutter
Putnam Investments                                         Bloomberg Integration Services LLC / Bloomberg L.P. (fixed income trading system)
R.V. Kuhns & Associates, Inc.                              Callan Associates Inc.
Raymond James Financial                                    Cambridge Associates LLC
RBC Dain Rauscher                                          Capital Access International
Rocaton Investment Advisors, LLC                           Concord Advisory Group Ltd.
Ron Blue & Co.                                             Curcio Webb
Roszel Advisors, LLC (MLIG)                                Defined Contribution Advisors, Inc.
Scudder Investments                                        Deliotte & Touche LLP (Funds' independent auditors)
SEI Investment                                             DeMarche Associates, Inc.
Shields Associates                                         Evaluation Associates, Incorporated
Smith Barney                                               Factset Research Systems Inc. (quantitative analytics for
                                                           Lord Abbett portfolios)
Spagnola-Cosack, Inc.                                      FEP Capital, L.P. (B share financing)
Standard & Poor's                                          Fidelity Capital Technology, Inc. (corporate action
                                                           tracking)
Stanton Group                                              Freedom One Financial Group
Stearne, Agee & Leach                                      Frye Louis Capital Management, Inc.
Stephen's Inc.                                             Fund Evaluation Group, LLC
Stifel Nicolaus                                            Hartland & Co.
Strategic Investment Solutions                             Hewitt Associates LLC
Stratford Advisory Group                                   Hewitt Investment Group
Summit Strategies Group                                    Institutional Shareholder Services, Inc. (proxy voting
                                                           administrator)
T. Rowe Price Associates, Inc.                             Interactive Data Corporation (pricing vendor)
TD Asset Management                                        Jeffrey Slocum & Associates
The 401k Company                                           LCG Associates Inc.
The Carmack Group, Inc.                                    Lipper Inc., a Reuters Company
The Managers Fund                                          Madison Portfolio Consultants, Inc.
The Vanguard Group                                         Marquette Associates
Towers Perrin                                              Mercer Investment Consulting
Transamerica Retirement Services                           Prime, Buchholz & Associates, Inc.

Travelers Life and Annuity Company                         Princeton Financial Systems, Inc. (portfolio
                                                           administration system)
Merrill Lynch, Pierce, Fenner & Smith, Incorporated        Putnam Fiduciary Trust Company
Morningstar Associates / Morningstar Investment Services   Raymond James Financial, Inc.
Morningstar, Inc.                                          Russell Mellon Analytical Services
New England Pension Consultants
Oppenheimer Asset Management Inc.
Shields Associates
Standard & Poor's (pricing vendor)
State Street Bank and Trust Company (Fund custodian
and accounting agent)
Strategic Advisers, Inc.
Stratford Advisory Group, Inc.
The MacGregor Group, Inc. (equity trading system)
The Manufacturers Life Ins. Co.
Thomson Financial Research (past performance
hypotheticals)
Vestek Systems, Inc.
Vickers Stock Research Corporation (industry
research provider)
Welch Hornsby Welch
Wilshire Associates Incorporated
Wurts & Associates Inc.
Yanni Partners, Inc.

                                       3.
                             MANAGEMENT OF THE FUND

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. As discussed fully below, the Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR
The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 51 portfolios or series.

                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                          WITH COMPANY          DURING PAST FIVE YEARS                DIRECTORSHIPS
-----------------                      -----------------     ----------------------                -------------
ROBERT S. DOW                          Director since        Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC                 1995; Chairman        Investment Officer of Lord Abbett
90 Hudson Street                       since 1996            since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

INDEPENDENT DIRECTORS
The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 51 portfolios or series.

                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION                  OTHER
DATE OF BIRTH                          WITH COMPANY          DURING PAST FIVE YEARS                DIRECTORSHIPS
-----------------                      -----------------     ----------------------                -------------
E. THAYER BIGELOW                      Director since 1994   Managing General Partner, Bigelow     Currently serves as
Emmerling Communications                                     Media, LLC (since 2000); Senior       director of Adelphia
41 Madison Ave.                                              Adviser, Time Warner Inc. (1998 -     Communications, Inc.,
Suite 3810                                                   2000); Acting Chief Executive         Crane Co., and Huttig
New York, NY                                                 Officer of Courtroom Television       Building Products Inc.
Date of Birth: 10/22/1941                                    Network  (1997 - 1998); President
                                                             and Chief Executive Officer of Time
                                                             Warner Cable Programming, Inc.
                                                             (1991 - 1997).

WILLIAM H.T. BUSH                      Director since 1998   Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                                   Board of the financial advisory       director of Wellpoint
101 South Hanley Road                                        firm of Bush-O'Donnell & Company      Health Networks Inc., DT
Suite 1250                                                   (since 1986).                         Industries Inc., and
St. Louis, MO                                                                                      Engineered Support
Date of Birth: 7/14/1938                                                                           Systems, Inc.

ROBERT B. CALHOUN, JR.                 Director since 1998   Managing Director of Monitor          Currently serves as
Monitor Clipper Partners                                     Clipper Partners (since 1997) and     director of Avondale,
650 Madison Ave., 9th Fl.                                    President of Clipper Asset            Inc. and Interstate
New York, NY                                                 Management Corp. (since 1991), both   Bakeries Corp.
Date of Birth: 10/25/1942                                    private equity investment funds.

JULIE A. HILL                          Director since 2004   Owner and CEO of the Hillsdale        Currently serves as
1280 Bison                                                   Companies, a business consulting      director of Wellpoint
Newport Coast, CA                                            firm (1997 - present); Founder,       Health Networks Inc.;
Date of Birth: 7/16/1946                                     President, and Owner of the           Resources Connection
                                                             Hiram-Hill and Hillsdale              Inc.; and Holcim (US)
                                                             Development Companies from 1998 to    Inc. (a subsidiary of
                                                             2000.                                 Holcim Ltd).

FRANKLIN W. HOBBS                      Director since 2001   Former Chief Executive Officer of     Currently serves as
One Equity Partners                                          Houlihan Lokey Howard & Zukin, an     director of Adolph Coors
320 Park Ave. (18th Floor)                                   investment bank (January 2002 -       Company.
New York, NY                                                 April 2003); Chairman of Warburg
Date of Birth: 7/30/1947                                     Dillon Read (1999 - 2001); Global
                                                             Head of Corporate Finance of SBC
                                                             Warburg Dillon Read (1997 - 1999);
                                                             Chief Executive Officer of Dillon,
                                                             Read & Co. (1994 - 1997).

C. ALAN MACDONALD                      Director since        Retired - General Business and        Currently serves as
P.O. Box 4393                          1989; and Lead        Governance Consulting (since 1992);   director of H.J. Baker
Greenwich, CT                          Independent Director  formerly President and CEO of         (since 2003).
Date of Birth: 5/19/1933                                     Nestle Foods.

THOMAS J. NEFF                         Director since 1989   Chairman of Spencer Stuart (U.S.),    Currently serves as
Spencer Stuart                                               an executive search consulting firm   director of Ace, Ltd.
277 Park Avenue                                              (since 1996); President of Spencer    (since 1997) and Hewitt
New York, NY                                                 Stuart (1979-1996).                   Associates, Inc.
Date of Birth: 10/2/1937

OFFICERS
None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                           CURRENT POSITION    LENGTH OF SERVICE          PRINCIPAL OCCUPATION
(DATE OF BIRTH)                    WITH COMPANY        OF CURRENT POSITION        DURING PAST FIVE YEARS
---------------                    ----------------    -------------------        ----------------------
ROBERT S. DOW                      Chief Executive     Elected in 1995            Managing Partner and Chief Investment
(3/8/1945)                         Officer and                                    Officer of Lord Abbett since 1996.
                                   President

SHOLOM DINSKY                      Executive Vice      Elected in 2003            Partner and Large Cap Value Investment
(3/24/1944)                        President                                      Manager, joined Lord Abbett in 2000,
                                                                                  formerly Managing Director of Prudential
                                                                                  Asset Management, prior thereto Director
                                                                                  of Equity Research and Senior Vice
                                                                                  President at Mitchell Hutchins Asset
                                                                                  Management.

KEVIN P. FERGUSON                  Executive Vice      Elected in 2003            Partner and Mid Cap Growth Investment
(10/3/1964)                        President                                      Manager, joined Lord Abbett in 1999,
                                                                                  formerly Portfolio Manager/Senior Vice
                                                                                  President at Lynch & Mayer, Inc.

ROBERT P. FETCH                    Executive Vice      Elected in 2003            Partner and Small-Cap Value Senior
(2/18/1953)                        President                                      Investment Manager, joined Lord Abbett
                                                                                  in 1995.

KENNETH G. FULLER                  Executive Vice      Elected in 2003            Investment Manager - Large Cap Value,
(4/22/1945)                        President                                      joined Lord Abbett in 2002, formerly
                                                                                  Portfolio Manager and Senior Vice
                                                                                  President at Pioneer Investment
                                                                                  Management, Inc. from 1999 to 2002;
                                                                                  prior thereto Principal, Manley, Fuller
                                                                                  Asset Management.

INGRID C. HOLM                     Executive Vice      Elected in 2001            Investment Manager-Global Equity, joined
(3/21/1959)                        President                                      Lord Abbett in 2001, formerly
                                                                                  International Portfolio Manager at
                                                                                  Batterymarch Financial Management, Inc.
                                                                                  from 2000 to 2001, prior thereto held
                                                                                  various positions at the Prudential
                                                                                  Insurance Company of America.

W. THOMAS HUDSON, JR.              Executive Vice      Elected in 1993            Partner and Investment Manager, joined
(12/16/1941)                       President                                      Lord Abbett in 1982.

ROBERT G. MORRIS                   Executive Vice      Elected in 1995            Partner and Director of Equity
(11/6/1944)                        President                                      Investments, joined Lord Abbett in 1991.

ELI M. SALZMANN                    Executive Vice      Elected in 1999            Partner and Director of Institutional
(3/24/1964)                        President                                      Equity Investments, joined Lord Abbett
                                                                                  in 1997.

CHRISTOPHER J. TOWLE               Executive Vice      Elected in 1999            Partner and Investment Manager, joined
(10/12/1957)                       President                                      Lord Abbett in 1987.

EDWARD VON DER LINDE               Executive Vice      Elected in 1999            Partner and Investment Manager, joined
(6/12/1960)                        President                                      Lord Abbett in 1988.

TRACIE E. AHERN                    Vice President      Elected in 1999            Partner and Director of Portfolio
(1/12/1968)                                                                       Accounting and Operations, joined Lord
                                                                                  Abbett in 1999, prior thereto Vice
                                                                                  President - Head of Fund Administration
                                                                                  of Morgan Grenfell.

EILEEN K. BANKO                    Vice President      Elected in 1999            Equity Analyst, joined Lord Abbett in
(11/3/1967)                                                                       1990.

JOAN A. BINSTOCK                   CFO and Vice        Elected in 1999            Partner and Chief Operations Officer,
(3/4/1954)                         President                                      joined Lord Abbett in 1999, prior
                                                                                  thereto Chief Operating Officer of
                                                                                  Morgan Grenfell.

ZANE E. BROWN                      Vice President      Elected in 1996            Partner and Director of Fixed Income
(12/09/51)                                                                        Management, joined Lord Abbett in 1992.

DAVID G. BUILDER                   Vice President      Elected in 1999            Equity Analyst, joined Lord Abbett in
(1/4/1954)                                                                        1998, formerly Equity Analyst at Bear
                                                                                  Stearns.

DANIEL E. CARPER                   Vice President      Elected in 1990            Partner, joined Lord Abbett in 1979.
(1/22/1952)

DANIEL H. FRASCARELLI              Vice President      Elected in 2003            Partner and Investment Manager, joined
(3/11/1954)                                                                       Lord Abbett in 1990.

MICHAEL S. GOLDSTEIN               Vice President      Elected in 1999            Partner and Fixed Income Investment
(10/29/1968)                                                                      Manager, joined Lord Abbett in 1997.

HOWARD E. HANSEN                   Vice President      Elected in 1999            Partner and Investment Manager, joined
(10/13/1961)                                                                      Lord Abbett in 1995.

GERARD S. E. HEFFERNAN, JR.        Vice President      Elected in 2003            Research Analyst, joined Lord Abbett in
(9/7/1963)                                                                        1998, prior thereto Portfolio Manager at
                                                                                  CL Capital Management Company.

PAUL A. HILSTAD                    Vice President      Elected in 1995            Partner and General Counsel, joined Lord
(12/13/1942)                       and Secretary                                  Abbett in 1995.

ELLEN G. ITSKOVITZ                 Vice President      Elected in 2001            Partner and Senior Research Analyst,
(10/30/1957)                                                                      joined Lord Abbett in 1998.

LAWRENCE H. KAPLAN                 Vice President      Elected in 1997            Partner and Deputy General Counsel,
(1/16/1957)                        and Assistant                                  joined Lord Abbett in 1997.
                                   Secretary

MAREN LINDSTROM                    Vice President      Elected in 2001            Partner and Fixed Income Investment
(9/17/1962)                                                                       Manager, joined Lord Abbett in 2000,
                                                                                  prior thereto Director Convertible Sales
                                                                                  at UBS from 1999 to 2000, prior thereto
                                                                                  Vice President-Convertible Sales at
                                                                                  Deutsche Bank Securities Inc. from 1998
                                                                                  to 1999.

A. EDWARD OBERHAUS, III            Vice President      Elected in 1998            Partner and Manager of Equity Trading,
(12/21/1959)                                                                      joined Lord Abbett in 1983.

CHRISTINA T. SIMMONS               Vice President      Elected in 2001            Assistant General Counsel, joined Lord
(11/12/1957)                       and Assistant                                  Abbett in 1999, formerly Assistant
                                   Secretary                                      General Counsel of Prudential
                                                                                  Investments from 1998 to 1999, prior
                                                                                  thereto Counsel of Drinker, Biddle &
                                                                                  Reath LLP, a law firm.


BERNARD J. GRZELAK                 Treasurer           Elected in 2003            Director of Fund Administration, joined
(6/12/1971)                                                                       Lord Abbett in 2003, formerly Vice
                                                                                  President, Lazard Asset Management from
                                                                                  2000 to 2003, prior thereto Manager of
                                                                                  Deloitte & Touche, LLP.

COMMITTEES
The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Directors who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund's independent public accounting firm and considering violations of the Fund's Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not "interested persons" of the Funds, and also may include one or more Directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Directors: Messrs., Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met five times.

The Nominating and Governance Committee is composed of all the Directors who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Directors and as committee members; and (ii) periodically reviewing director compensation. During the past fiscal year, the Nominating and Governance Committee met five times. The

Nominating and Governance Committee has adopted policies with respect to its consideration of to any individual recommended by the Fund's shareholders to serve as an independent Director. A shareholder who would like to recommend a candidate may write to the Fund.

APPROVAL OF ADVISORY CONTRACT

[to be completed]

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the directors of the Company and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Company for outside directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

(1)                                 (2)                                (3)
                                    FOR FISCAL YEAR ENDED              FOR YEAR ENDED DECEMBER 31, 2004
                                    DECEMBER 31, 2004                  TOTAL COMPENSATION PAID BY THE
                                    AGGREGATE COMPENSATION             COMPANY AND THIRTEEN OTHER
NAME OF DIRECTOR                    ACCRUED BY THE COMPANY(1)          LORD ABBETT-SPONSORED FUNDS(2)
----------------                    -------------------------          --------------------------------
E. Thayer Bigelow                   $  [   ]                           $  127,364
William H. T. Bush                  $  [   ]                           $  126,320
Robert B. Calhoun, Jr.              $  [   ]                           $  127,001
Julie A. Hill*                      $  [   ]                           $  111,417
Franklin W. Hobbs                   $  [   ]                           $  127,001
C. Alan MacDonald                   $  [   ]                           $  131,320
Thomas J. Neff                      $  [   ]                           $  117,001

----------
*  Elected effective February 1, 2004.

   1. Outside Directors' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by a Fund to its outside Directors may be deferred at the option of a Director under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of the Funds for later distribution to the Directors. In addition, $25,000 of each Director's retainer must be deferred and is deemed invested in shares of the Company and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $[ ], $[ ], $[ ], $[ ], $[ ], $[ ], and $[ ], respectively

   2. The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.

The following chart provides certain information on the dollar range of equity securities beneficially owned by each Director in the Funds and other Lord Abbett-sponsored funds as of December 31, 2004. The amounts shown include deferred compensation to the Directors that may be deemed indirectly invested in fund shares. The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.

                                                              AGGREGATED DOLLAR RANGE
                                DOLLAR RANGE OF EQUITY        OF EQUITY SECURITIES IN
NAME OF TRUSTEE                 SECURITIES IN THE FUND      LORD ABBETT-SPONSORED FUNDS
---------------                 ----------------------      ---------------------------
Robert S. Dow                            None                      Over $100,000
E. Thayer Bigelow                        None                      Over $100,000
William H. T. Bush                       None                      Over $100,000
Robert B. Calhoun, Jr.                   None                      Over $100,000
Julie A. Hill*                           None                   $50,001 - $100,000
Franklin W. Hobbs                        None                      Over $100,000
C. Alan MacDonald                        None                      Over $100,000
Thomas J. Neff                           None                      Over $100,000

----------
* Elected effective February 1, 2004.

CODE OF ETHICS
The directors, trustees, and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company's Code of Ethics, which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING
The Fund has delegated proxy voting responsibilities to the Fund's investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix A. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting records for the twelve months ending June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2005, for the twelve months ended June 30, 2004. Once filed, the Fund Form N-PX filing will be available on the SEC's website at www.sec.gov. It is anticipated that the Fund will also make this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[TO BE COMPLETED]

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGER
As described under "Management" in the Prospectuses, Lord Abbett is the Fund's investment manager. The following partners of Lord Abbett, are officers of the
Company: Tracie E. Ahern, Joan A. Binstock, Zane E. Brown, Daniel E. Carper, Sholom Dinsky, Kevin P. Ferguson, Robert P. Fetch, Daniel H. Frascarelli, Michael S. Goldstein, Howard E. Hansen, Paul A. Hilstad, W. Thomas Hudson, Jr., Ellen G. Itskovitz, Lawrence H. Kaplan, Maren Lindstrom, Robert G. Morris, A. Edward Oberhaus, III, Eli M. Salzmann, Christopher J. Towle, and Edward K. von der Linde. Robert S. Dow is the managing partner of Lord Abbett and an officer and Director of the Funds. The other partners are: Michael Brooks, Patrick Browne, John J. DiChiaro, Lesley-Jane Dixon, Daria L. Foster, Robert I. Gerber, Michael A. Grant, Charles Hofer, Cinda Hughes, Robert A. Lee, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert J. Noelke,
R. Mark Pennington, Walter Prahl, Michael Rose, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Company, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month. The annual rates for the Fund is as follows:

         ___ of 1%

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

For the fiscal year ending December 31, 2005, Lord Abbett has contractually agreed to reimburse a portion of the expenses of the Fund to the extent necessary to maintain the Fund's "Other Expenses" (as indicated in the fee table in the Fund's prospectus) at an aggregate rate of ___ of 1% of its average daily net assets.

COMPENSATION OF INVESTMENT MANAGERS
Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett may designate a manager's bonus payment for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. Lord Abbett has taken pains to avoid creating any profit centers within the firm.

Lord Abbett provides a 401k profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

ADMINISTRATIVE SERVICES
Pursuant to an Administrative Services Agreement with the Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund. Under the Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is the Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Fund in foreign countries and to hold cash and currencies for the Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting the Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates the Fund's net asset value.

TRANSFER AGENT
DST Systems, Inc., 210 W. 10th St., Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(TO BE UPDATED)

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

The Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, the Fund generally pays, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

While neither Lord Abbett nor the Fund obtains third party research services from brokers executing portfolio transactions for the Fund, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Fund. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Fund, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Fund, to facilitate "best execution" and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Fund, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

For the fiscal years ended December 31, 2004, 2003, and 2002, the Fund paid no commissions on transactions of securities to independent broker dealers.

                                       7.
                                CLASSES OF SHARES

All shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter is substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent auditors, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements.

The Company's By-Laws provide that a Fund shall not hold meetings of its shareholders in any year unless one or more matters are required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the each Fund's outstanding and entitled to vote at the meeting. When any such meeting is held, the shareholders will elect directors of the Company.

                                       8.
                             PURCHASES, REDEMPTIONS,
                                   AND PRICING

Information concerning how we value Fund shares is contained in the Prospectuses under "Purchases" and "Redemptions." The Fund's Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectus under "Purchases."

Under normal circumstances we calculate the Fund's net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board as described in the Prospectus.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. The Fund and/or Lord Abbett Distributor have authorized one or more agents to receive on their behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund or Lord Abbett Distributor. The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order. The order will be priced at the Fund's net asset value next computed after it is received by the Fund's authorized agent or, if applicable, the agent's authorized designee. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUNDS

The Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). If it qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax. The Fund contemplates declaring as dividends substantially all of its net investment income.

TAX TREATMENT OF VARIABLE CONTRACTS.

For Variable Contracts to receive favorable tax treatment, certain diversification requirements must be satisfied. To determine whether the diversification requirements are satisfied, an insurance company that offers Variable Contracts generally may look through to the assets of a regulated investment company in which it owns shares if, among other requirements, all the shares of the regulated investment company are held by segregated asset accounts of insurance companies. This provision permits a segregated asset account to invest all of its assets in shares of a single regulated investment company without being considered nondiversified. This "look through" treatment typically increases the diversification of the portfolio, since a portion of the assets underlying the interest are considered to be held by the segregated asset account. Because the Fund expects that this look-through rule will apply in determining whether the diversification requirements are satisfied with respect to the variable contracts of insurance companies that own shares in the Fund, the Fund intends to comply with these requirements.

The diversification requirements can be satisfied in two ways. First, the requirements will be satisfied if the Fund invests not more than 55 percent of the total value of its assets in the securities of a single issuer; not more than 70 percent of the value of its total assets in the securities of any two issuers; not more than 80 percent of the value of its total assets in the securities of any three issuers; and not more than 90 percent of the value of its total assets in the securities of any four issuers. For purposes of this diversification rule, all securities of the same issuer are considered a single investment. In the case of government securities, each United States government agency or instrumentality is generally treated as a separate issuer. Alternatively, the diversification requirements will be satisfied with respect to Fund shares owned by insurance companies as investments for variable contracts if (i) no more than 55 percent of the value of the Fund's total assets consists of cash, cash items (including receivables), U.S. government securities, and securities of other regulated investment companies, and (ii) each Fund satisfies separate diversification requirements applicable to all regulated investment companies. To satisfy these latter requirements, the Fund at the end of each quarter of its taxable year must invest (i) at least 50 percent of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally in respect of any one issuer to not more than 5 percent of the value of the total assets of the Fund and not more than 10 percent of the outstanding voting securities of the issuer, and (ii) not more than 25 percent of the value of its total assets in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses.

The Fund will be considered to be in compliance with the diversification requirements if adequately diversified on the last day of each calendar quarter. A Fund that meets the diversification requirements as of the close of a calendar quarter will not be considered nondiversified in a subsequent quarter because of a discrepancy in value of its assets and diversification requirements unless the discrepancy exists immediately after the acquisition of any asset and is attributable to the acquisition.

If both the Fund and a separate account investing in the Fund are not adequately diversified at the required time, a Variable Contract based on the separate account during the specified time will not be treated as an annuity or life insurance contract within the meaning of the Code and all income on the Variable Contract will be subject to current federal taxation at ordinary income rates. The Variable Contract will also remain subject to a current taxation for all subsequent tax periods regardless of whether the Fund or separate account becomes adequately diversified in future periods. For these purposes, income on the Variable Contract means, with respect to any taxable year of the policyholder, the excess of the sum of (1) the increase in the net surrender value of the contract during the taxable year; and
(2) the cost of life insurance or annuity protection provided under the contract during the taxable year, over the premiums paid under the contact during the taxable year.

The Treasury Department may issue future regulations or rulings or seek legislative changes addressing the circumstances in which a Variable Contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in any regulations, rulings, or legislative change.

In the event that there is a legislative change or rulings or regulations are issued, there can be no assurance that the Fund will be able to operate as currently described, or that the Trust will not have to change the Fund's investment objective or investment policies. While the Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the investment policies of the Funds may be modified as necessary to prevent any such prospective rulings, regulations, or legislative change from causing Variable Contract owners to be considered the owners of the shares of the Fund.

For a discussion of the tax consequences to owners of Variable Contracts, please see the prospectus provided by the insurance company for your Variable Contract. Because of the unique tax status of Variable Contracts, you also should consult your tax adviser regarding the tax consequence of owning Variable Contracts under the federal, state, and local tax rules that apply to you.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund. The Company has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

                                       11.
                                   PERFORMANCE

The Fund computes the average annual compounded rates of total return for Class VC shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of no charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at net asset value. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation.

Yield quotations for a fixed income fund are based on a 30-day period ended on a specified date, computed by dividing the net investment income per share earned during the period by the maximum offering price per share of such class on the last day of the period. This is determined by finding the following quotient: the dividends, and interest earned by a class during the period minus the aggregate expenses attributable to the class accrued during the period (net of reimbursements) and divided by the product of (i) the average daily number of class shares outstanding during the period that were entitled to receive dividends and (ii) the maximum offering price per share of such class on the last day of the period. To this quotient add one, and then increase the sum to the sixth power. Then subtract one from the product of this multiplication and multiply the remainder by two.

The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. The Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, the Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services, and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS

Not applicable.

                                   APPENDIX A

                                                               DECEMBER 31, 2004

                             LORD, ABBETT & CO. LLC
                      PROXY VOTING POLICIES AND PROCEDURES

                                  INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.

     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

     5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

     1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

     2)   Management's rationale for why the repricing is necessary.

     3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

     4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

      - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

      -   No dead-hand or no-hand pills.

      - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

      - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

                                   APPENDIX B

DESCRIPTION OF MUNICIPAL BOND RATINGS

Moody's describes its ratings for municipal bonds as follows:

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to be of an investment quality similar to Ba-rated fixed income obligations--that is, they are judged to have speculative elements.

B Bond Funds rated B are judged to be of an investment quality similar to B-rated fixed income obligations--that is, they generally lack characteristics of a desirable investment.

Caa Bond Funds rated Caa are judged to be of an investment quality similar to Caa-rated fixed income obligations--that is, they are of poor standing.

Ca Bond Funds rated Ca are judged to be of an investment quality similar to Ca-rated fixed income obligations--that is, they represent obligations that are speculative in a high degree.

C Bond Funds rated C are judged to be of an investment quality similar to C-rated fixed income obligations--that is, they are the lowest-rated class of bonds.

     Standard & Poor's describes its ratings for municipal bonds as follows:

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized

     Fitch describes its ratings for municipal bonds as follows:

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions and more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC   Rating indicates that default of some kind appears probable.

C    Ratings signal imminent default.

DDD Default. Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process (the potential for recovery estimated to be about 90% - 100% of outstanding amounts & accrued interest).

DD Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations (potential recoveries in the range of 50% - 90%).

D    Entities rated 'D' have a poor prospect of repaying all obligations
     (below 50%).

                          LORD ABBETT SERIES FUND, INC.

                                     PART C
                                OTHER INFORMATION

Item 22.    EXHIBITS

   (a) ARTICLES OF INCORPORATION. Articles of Restatement incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A filed April 29, 1998. (Growth and Income Portfolio)
        (i) Articles Supplementary dated August 23, 1999. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (Bond-Debenture Portfolio; International Portfolio; Mid-Cap Value Portfolio)
        (ii) Articles Supplementary dated March 14, 2003. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (All Value Portfolio; America's Value Portfolio; Growth Opportunities Portfolio).
        (iii) Articles Supplementary relating to the Large-Cap Core Portfolio to be filed by Amendment.

   (b) BY-LAWS. Amended and Restated By-Laws incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed April 26, 2001.

   (c)  INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS. Not applicable.

   (d)  INVESTMENT ADVISORY CONTRACTS.
        (i) MANAGEMENT AGREEMENT DATED DECEMBER 1, 1989. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (Growth and Income Portfolio)
        (ii) ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 17, 1999. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (Bond-Debenture Portfolio; International Portfolio; Mid-Cap Value Portfolio)
        (iii) ADDENDUM TO MANAGEMENT AGREEMENT DATED MARCH 14, 2003. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003. (All Value Portfolio; America's Value Portfolio; Growth Opportunities Portfolio)
        (iv) Addendum to Management Agreement dated March 1, 2004 incorporated by reference to Post-Effective Amendment No 23. (Growth Opportunities Portfolio)
        (v) Addendum to Management Agreement (Large-Cap Core) to be filed by amendment.

   (e) UNDERWRITING CONTRACTS. Distribution Agreement dated May 1, 1994 and Addendum to Distribution Agreement dated October 31, 1996 incorporated by reference to Post-Effective Amendment No. 23 filed on April 27, 2004.

   (f) BONUS OR PROFIT SHARING CONTRACTS. Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed April 26, 2001.

   (g) CUSTODIAN AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed on April 29, 2002.
        (i) Amendment to Custodian Agreement incorporated by reference to Post-Effective Amendment No. 23 filed on April 27, 2004.

   (h)  OTHER MATERIAL CONTRACTS.
        (i) ADMINISTRATIVE SERVICES AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed on January 29, 2003.
        (ii) AMENDED EXHIBIT 1 TO ADMINISTRATIVE SERVICES AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003.
        (iv) SERVICES AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003
        (v) FORM OF PARTICIPATION AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003.
        (vi) EXPENSE REIMBURSEMENT AGREEMENTS. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003.
        (vii) Administrative Services Agreement (Large-Cap Core Portfolio) to be filed by Amendment.

   (i)  LEGAL OPINION. N/A

   (j)  CONSENT OF INDEPENDENT AUDITORS. N/A

   (k)  OMITTED FINANCIAL STATEMENTS. N/A

   (l)  INITIAL CAPITAL AGREEMENTS. Incorporated by reference.

   (m)  RULE 12b-1 PLAN. Not Applicable.

   (n) AMENDED AND RESTATED RULE 18f-3 PLAN. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed April 11, 2003.

   (o)  RESERVED

   (p) CODE OF ETHICS. Incorporated by reference to Post-Effective Amendment No. 23 filed on April 27, 2004.

Item 23.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

            None.

Item 24.    INDEMNIFICATION

            The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers.

            The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland law and by the provisions of
            Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

            In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            In addition, the Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 25.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

               (a)   Adviser - Lord, Abbett & Co. LLC

        Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals. Lord Abbett Distributor LLC, a limited liability company, serves as its distributor and principal underwriter.

(b)     Partners

        The following are partners of Lord, Abbett & Co. LLC. Tracie E. Ahern, Joan A. Binstock, Michael Brooks, Zane E. Brown, Patrick Browne, Daniel E. Carper, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Robert Dow, Milton Ezrati, Kevin P. Ferguson, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Paul A. Hilstad, Charles Hofer, W. Thomas Hudson, Cinda Hughes, Ellen G. Itskovitz, Larry H. Kaplan, Jerald Lanzotti, Richard Larsen,

Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert G. Morris, Robert J. Noelke, A. Edward Oberhaus III, F. Thomas O'Halloran, R. Mark Pennington, Walter Prahl, Michael Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Christopher J. Towle, Edward von der Linde and Marion Zapolin.

Item 26.    PRINCIPAL UNDERWRITERS

   (a) Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following registered open-end investment companies sponsored by Lord, Abbett & Co. LLC:

               Lord Abbett Affiliated Fund, Inc.
               Lord Abbett Blend Trust
               Lord Abbett Bond-Debenture Fund, Inc.
               Lord Abbett Developing Growth Fund, Inc.
               Lord Abbett Global Fund, Inc.
               Lord Abbett Investment Trust
               Lord Abbett Large-Cap Growth Fund
               Lord Abbett Mid-Cap Value Fund, Inc.
               Lord Abbett Research Fund, Inc.
               Lord Abbett Securities Trust
               Lord Abbett Municipal Income Fund, Inc.
               Lord Abbett Municipal Income Trust
               Lord Abbett U.S. Government & Government Sponsored Enterprises
                Money Market Fund, Inc.


   (b) Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. LLC. The principal officers of Lord Abbett Distributor LLC are:

            NAME AND PRINCIPAL        POSITIONS AND/OR OFFICES WITH       POSITIONS AND OFFICES
            BUSINESS ADDRESS *        LORD ABBETT DISTRIBUTOR LLC         WITH REGISTRANT
            ------------------        -----------------------------       ---------------------
            Robert S. Dow             Chief Executive Officer             Chairman and President
            Paul A. Hilstad           General Counsel                     Vice President & Secretary
            Lawrence H. Kaplan        Assistant General Counsel           Vice President & Assistant Secretary
            Marion Zapolin            Chief Financial Officer             Not Applicable

            * Each Officer has a principal business address of: 90 Hudson
              Street, Jersey City, New Jersey 07302


   (c)      Not applicable

Item 27.    LOCATION OF ACCOUNTS AND RECORDS

            Registrant maintains the records, required by Rules 31a - 1(a) and
            (b), and 31a - 2(a) at its main office.

            Lord, Abbett & Co. LLC maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

            Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 28.    MANAGEMENT SERVICES

            None

Item 29.    UNDERTAKINGS

            The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 26th day of January, 2005.

                                      LORD ABBETT SERIES FUND, INC.


                                      BY: /s/ CHRISTINA T. SIMMONS
                                          ------------------------
                                          Christina T. Simmons
                                          Vice President and Assistant Secretary

                                      BY: /s/ JOAN A. BINSTOCK
                                          --------------------
                                          Joan A. Binstock
                                          Chief Financial Officer and
                                           Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                             TITLE                 DATE
----------                             -----                 ----
                                       Chairman, President
Robert S. Dow *                        and Director          January 26, 2005
-------------------------
Robert S. Dow

E. Thayer Bigelow *                    Director              January 26, 2005
-------------------------
E. Thayer Bigelow

William H. T. Bush*                    Director              January 26, 2005
-------------------------
William H. T. Bush

Robert B. Calhoun, Jr.*                Director              January 26, 2005
-------------------------
Robert B. Calhoun, Jr.

Julie A. Hill*                         Director              January 26, 2005
-------------------------
Julie A. Hill

Franklin W. Hobbs*                     Director              January 26, 2005
-------------------------
Franklin W. Hobbs

C. Alan MacDonald*                     Director              January 26, 2005
-------------------------
C. Alan MacDonald

Thomas J. Neff*                        Director              January 26, 2005
-------------------------
Thomas J. Neff

* By  /s/ CHRISTINA T. SIMMONS
      ------------------------
      Christina T. Simmons
      Attorney - in - Fact

                                POWER OF ATTORNEY

     Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Paul A. Hilstad, Lawrence H. Kaplan and Christina T. Simmons, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all amendments to this Registration Statement of each Fund enumerated on Exhibit A hereto (including post-effective amendments and amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                          TITLE                    DATE
/s/ ROBERT S. DOW                   Chairman, President
-----------------                   and Director/Trustee     March 11, 2004
Robert S. Dow


/s/ E. THAYER BIGELOW               Director/Trustee         March 11, 2004
---------------------
E. Thayer Bigelow


/s/ WILLIAM H. T. BUSH              Director/Trustee         March 11, 2004
----------------------
William H. T. Bush


/s/ ROBERT B. CALHOUN, JR.          Director/Trustee         March 11, 2004
--------------------------
Robert B. Calhoun, Jr.


/s/ JULIE A. HILL                   Director/Trustee         March 11, 2004
-----------------
Julie A. Hill


/s/ FRANKLIN W. HOBBS               Director/Trustee         March 11, 2004
---------------------
Franklin W. Hobbs


/s/ C. ALAN MACDONALD               Director/Trustee         March 11, 2004
---------------------
C. Alan MacDonald


/s/ THOMAS J. NEFF                  Director/Trustee         March 11, 2004
------------------
Thomas J. Neff

                                    EXHIBIT A

                        Lord Abbett Affiliated Fund, Inc.

                             Lord Abbett Blend Trust

                      Lord Abbett Bond-Debenture Fund, Inc.

                    Lord Abbett Developing Growth Fund, Inc.

                          Lord Abbett Global Fund, Inc.

                          Lord Abbett Investment Trust

                        Lord Abbett Large-Cap Growth Fund

                      Lord Abbett Mid-Cap Value Fund, Inc.

                         Lord Abbett Research Fund, Inc.

                          Lord Abbett Securities Trust

                          Lord Abbett Series Fund, Inc.

                     Lord Abbett Municipal Income Fund, Inc.

                       Lord Abbett Municipal Income Trust

         Lord Abbett U.S. Government & Government Sponsored Enterprises
                             Money Market Fund, Inc.